Deposits (Details) $ in Thousands, ¥ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Mar. 31, 2023 USD ($)	Apr. 20, 2020 USD ($)	Apr. 20, 2020 CNY (¥)	Oct. 22, 2018 USD ($)	Oct. 22, 2018 CNY (¥)
Deposits (Details) [Line Items]
Cash paid		$ 9,600
Deposit paid	$ 7,000
Investments	35,000
Service fee	2,300
Amount paid	4,800
Deposit amount	4,800
IPO [Member]
Deposits (Details) [Line Items]
Service fee	$ 3,000
Touqiao Town [Member]
Deposits (Details) [Line Items]
Cash paid					$ 7,850	¥ 50
Yangzhou City [Member]
Deposits (Details) [Line Items]
Cash paid					$ 9,420	¥ 60
Jiangsu Qionghua Group Co., Ltd. [Member]
Deposits (Details) [Line Items]
Deposit paid			$ 13,340	¥ 85